Shareholders' Equity (Details) - USD ($)							9 Months Ended	12 Months Ended
	Dec. 29, 2025	Sep. 19, 2025	May 30, 2025	Mar. 24, 2025	Mar. 20, 2025	Dec. 15, 2022	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 14, 2022	Oct. 18, 2021
Shareholders’ Equity [Line Items]
Preferred shares authorized							100,000,000	100,000,000	100,000,000
Preferred shares par value (in Dollars per share)							$ 0.0025	$ 0.0025	$ 0.0025
Preferred shares issued
Consolidated shares	1
Preferred shares outstanding
Net proceeds received (in Dollars)								$ 25,541,955
Total gross proceeds (in Dollars)							$ 17,550,000
Stock compensation expense shares								297,066
Amount of fair value (in Dollars)		$ 1,173,920						$ 3,304,224
Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.001
CEO [Member]
Shareholders’ Equity [Line Items]
Amount of fair value (in Dollars)								$ 1,125,200
Starfish Technology-Fze [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares		92,800
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized							1,700,000,000	1,700,000,000				500,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0025								$ 0.0025	$ 0.0025
Ordinary shares issued			1,700,000,000			400,000					4,000	400,000
Issuance of ordinary shares						396,000
Ordinary shares outstanding						400,000
Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)						$ 0.0025
Ordinary shares issued						396,000
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized											100,000,000
Preferred shares par value (in Dollars per share)											$ 0.0025
Issuance of ordinary shares
Fair value, shares
Share compensation expense
Cleared funds [Member]
Shareholders’ Equity [Line Items]
Subscription receivable (in Dollars)						$ 990
Existing shareholders [Member]
Shareholders’ Equity [Line Items]
Subscription receivable (in Dollars)						$ 990
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Fair value, shares	100,000
Shares price (in Dollars per share)	$ 100
General Shareholder Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0025
Preferred shares par value (in Dollars per share)			$ 0.0025
Authorized share capital			180,000
Preferred shares issued			100,000,000
Number of votes per common share			20
General Shareholder Meeting [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized			1,600,000,000
Ordinary shares issued			400,000,000
Authorized share capital			50,000
Shareholders [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)											$ 0.0025
Ordinary shares issued											400,000,000
Consultants [Member]
Shareholders’ Equity [Line Items]
Fair value, shares								28,958
Amount of fair value (in Dollars)								$ 1,042,225
Share compensation expense								28,958
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	0.0001
Purchase price per share (in Dollars per share)							$ 0.5425
Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0025
Purchase price per share (in Dollars per share)							$ 99.25
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized							1,600,000,000	1,600,000,000	1,600,000,000
Ordinary shares par value (in Dollars per share)							$ 0.0025	$ 0.0025	$ 0.0025
Ordinary shares issued							1,185,835	1,185,835	400,051
Issuance of ordinary shares	25						266,960
Ordinary shares outstanding							1,185,835	1,185,835	400,051
Reverse share split	25-for-1
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Stock compensation expense shares								2,600,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued									400,000
Issuance of ordinary shares								266,960
Ordinary shares outstanding									400,000
Fair value, shares								100,000
Share compensation expense								326,024
Class A Ordinary Shares [Member] | General Shareholder Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized			1,600,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0025
Ordinary shares issued			1,600,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized							100,000,000	100,000,000	100,000,000
Ordinary shares par value (in Dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued							3,600,000	3,600,000
Ordinary shares outstanding							3,600,000	3,600,000
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Shareholders’ Equity [Line Items]
Stock compensation expense shares								2,600,000
Class B Ordinary Shares [Member] | CEO [Member]
Shareholders’ Equity [Line Items]
Stock compensation expense shares								1,000,000
Amount of fair value (in Dollars)								$ 626,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share compensation expense								3,600,000
Class B Ordinary Shares [Member] | General Shareholder Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized			100,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0025
Ordinary shares issued			100,000,000
Preferred shares par value (in Dollars per share)			$ 0.0001
Class B Ordinary Shares [Member] | General Shareholder Meeting [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0001
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized							100,000,000	100,000,000
Preferred shares par value (in Dollars per share)							$ 0.0001	$ 0.0001
Preferred shares issued
Preferred shares outstanding
Starfish Technology-Fze [Member]
Shareholders’ Equity [Line Items]
Equity interest percentage		100.00%
Ordinary and Preferred Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized							1,600,000,000	1,600,000,000
Ordinary shares par value (in Dollars per share)							$ 0.0025	$ 0.0025
IPO [Member]
Shareholders’ Equity [Line Items]
Net proceeds received (in Dollars)				$ 8,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)					$ 4
Common shares issued					2.5